Guarantor Statements - Income Statement (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of income statement [Line Items]
Turnover	€ 26,352	€ 27,725
Operating profit	4,474	4,847
Net finance costs	(223)	(290)
Other income	5
Profit before taxation	4,339	4,632
Taxation	(1,102)	(1,315)
Net profit	3,237	3,317
Attributable to:
Non-controlling interests	198	207
Shareholders' equity	3,039	3,110
Other comprehensive income	(593)	(2)
Total comprehensive income	2,644	3,315
Unilever Capital Corporation Subsidiary Issuer [member]
Disclosure of income statement [Line Items]
Net finance costs	3	6
Profit before taxation	3	6
Taxation		(2)
Net profit before subsidiaries	3	4
Net profit	3	4
Attributable to:
Shareholders' equity	3	4
Total comprehensive income	3	4
Unilever Parent Entities [member]
Disclosure of income statement [Line Items]
Operating profit	522	66
Net finance costs	(52)	(52)
Pensions and similar obligations	(1)	(1)
Profit before taxation	469	13
Taxation	(13)	2
Net profit before subsidiaries	456	15
Equity earnings of subsidiaries	2,583	3,095
Net profit	3,039	3,110
Attributable to:
Shareholders' equity	3,039	3,110
Other comprehensive income	74	(29)
Total comprehensive income	3,113	3,081
Unilever United States Inc Subsidiary Guarantor [member]
Disclosure of income statement [Line Items]
Operating profit	(1)	(3)
Net finance costs	(190)	(187)
Pensions and similar obligations	(9)	(12)
Profit before taxation	(200)	(202)
Net profit before subsidiaries	(200)	(202)
Equity earnings of subsidiaries	461	548
Net profit	261	346
Attributable to:
Shareholders' equity	261	346
Other comprehensive income	(30)	51
Total comprehensive income	231	397
Non-guarantor Subsidiaries [member]
Disclosure of income statement [Line Items]
Turnover	26,352	27,725
Operating profit	3,953	4,784
Net finance costs	31	(8)
Pensions and similar obligations	(5)	(36)
Other income	88	75
Profit before taxation	4,067	4,815
Taxation	(1,089)	(1,315)
Net profit before subsidiaries	2,978	3,500
Equity earnings of subsidiaries	(1,427)	(1,856)
Net profit	1,551	1,644
Attributable to:
Non-controlling interests	198	207
Shareholders' equity	1,353	1,437
Other comprehensive income	(637)	(24)
Total comprehensive income	914	1,620
Unilever Group [member]
Disclosure of income statement [Line Items]
Turnover	26,352	27,725
Operating profit	4,474	4,847
Net finance costs	(208)	(241)
Pensions and similar obligations	(15)	(49)
Other income	88	75
Profit before taxation	4,339	4,632
Taxation	(1,102)	(1,315)
Net profit before subsidiaries	3,237	3,317
Net profit	3,237	3,317
Attributable to:
Non-controlling interests	198	207
Shareholders' equity	3,039	3,110
Other comprehensive income	(593)	(2)
Total comprehensive income	2,644	(3,315)
Eliminations [member]
Disclosure of income statement [Line Items]
Equity earnings of subsidiaries	(1,617)	(1,787)
Net profit	(1,617)	(1,787)
Attributable to:
Shareholders' equity	(1,617)	(1,787)
Total comprehensive income	€ (1,617)	€ (1,787)